UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Avalon
Address:  4 Connell Drive, 5th Fl.
          Berkeley Heights, N.J. 07922

13 File Number: 28-01080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:      JOHN W. HOLMAN, JR.
Title:
Phone:
Signature, Place and Date of Signing:

    JOHN W. HOLMAN, JR.  July 14, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    36568

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADOBE SYS INC  COM STK         COMMON STOCK     00724F101     6539   166000 SH       OTHER    01               0   166000        0
D ADOBE SYS INC  COM STK         OPTIONS - PUTS   99OB1KMB9     1970    50000 SH  PUT  OTHER    01               0    50000        0
D AMGEN INC  COM STK             COMMON STOCK     031162100      972    20605 SH       OTHER    01               0    20605        0
D BROADCOM CORP CL A COM STK     OPTIONS - CALLS  99AF72DK9      928    34000 SH  CALL OTHER    01               0    34000        0
D CIRRUS LOGIC INC  COM STK      COMMON STOCK     172755100      222    40000 SH       OTHER    01               0    40000        0
D CRAY INC  COM STK              COMMON STOCK     225223304     1081   233000 SH       OTHER    01               0   233000        0
D Continental Airlines  Inc CL B OPTIONS - CALLS  2107953AD      900    89000 SH  CALL OTHER    01               0    89000        0
D ILLUMINA INC  COM STK          COMMON STOCK     452327109     2962    34000 SH       OTHER    01               0    34000        0
D LIBERTY GLOBAL INC SR-C COM ST COMMON STOCK     530555309     1670    55000 SH       OTHER    01               0    55000        0
D MICROSOFT CORP  COM STK        COMMON STOCK     594918104      246     8942 SH       OTHER    01               0     8942        0
D NORTEL NETWORKS CORP           COMMON STOCK     656568508      228    27733 SH       OTHER    01               0    27733        0
D SALESFORCE COM INC  COM STK    COMMON STOCK     79466L302     3753    55000 SH       OTHER    01               0    55000        0
D SCHLUMBERGER LTD USD .01 COM   COMMON STOCK     806857108     2256    21000 SH       OTHER    01               0    21000        0
D SHAW GROUP INC  COM STK        COMMON STOCK     820280105     2101    34000 SH       OTHER    01               0    34000        0
D SPDR GOLD TRUST                US ETF'S - US TR 78463V107     3108    34000 SH       OTHER    01               0    34000        0
D TELEDYNE TECHNOLOGIE S INC COM COMMON STOCK     879360105     1025    21000 SH       OTHER    01               0    21000        0
D TELEFONOS DE MEXICO SA TELMEX  ADRS STOCKS      879403780     1463    61800 SH       OTHER    01               0    61800        0
D TELMEX INTL                    ADRS STOCKS      879690105      995    61800 SH       OTHER    01               0    61800        0
D TEVA PHARM                     ADRS STOCKS      881624209     1557    34000 SH       OTHER    01               0    34000        0
D ULTRASHORT QQQ PROSHARES       US ETF'S - US TR 74347R875     2242    50000 SH       OTHER    01               0    50000        0
D XL CAPITAL LTD CL-A COM STK    COMMON STOCK     G98255105      350    17000 SH       OTHER    01               0    17000        0
S REPORT SUMMARY                 21 DATA RECORDS               36568        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED